E*TRADE TECHNOLOGY INDEX FUND
SEMI-ANNUAL REPORT

For the six months ended June 30, 2001, the Goldman Sachs Technology (GSTI(TM) Composite) Index* (the "Index") declined 16.94%. For the same period, the E*TRADE Technology Index Fund (the "Fund") declined 17.30%.

The first six months of 2001 proved quite challenging for most investors, as the economy continued to slow and stock markets moved lower on poor corporate earnings. Indeed, the period ended June 30, 2001 began with strong evidence that the U.S. economy was weakening: factory output fell 1.1% in December 2000, the biggest drop since the 1991 recession. By May 2001, technology spending had fallen for the sixth straight month, and unemployment rates rose, putting further pressure on stock prices. The technology-heavy Nasdaq reflected these conditions, experiencing the worst three months in its history during the first quarter of 2001.

Moving to counteract this poor economic performance, the Federal Reserve Board (the "Fed") cut interest rates from 6.5% to 5.5% by January 4, 2001. The cut marked the first reduction in rates since November 1998 and was met initially with positive market reactions. Throughout the period ended June 30, 2001 the Fed reduced interests rates, and by June 30, 2001 rates stood at 3.75%, their lowest level in seven years. Despite these reductions, many investors remained cautious as economic conditions appeared to remain weak.

The performance of top holdings in the Index reflects the volatility that characterized the period. Some key companies managed strong returns during the first six months of the year despite the difficult conditions. Stock of Microsoft, the largest holding in the Index (9.11% of the Index as of June 30, 2001), rose 68.30% over the period ended June, 2001. Microsoft's 2001 product line rollout was considered a success, and investors were encouraged by a positive ruling in the company's antitrust case. AOL Time Warner (8.39% of the Index as of June 30, 2001) also had a sound quarter, with its stock gaining 52.3% on strong revenues over the period ended June 30, 2001. IBM (7.38% of the Index as of June 30, 2001) enjoyed growth in its technology services division, as well as improving profit margins and its stock rose 33.25% during the period ended June 30, 2001.

However, other top holdings moved sharply lower during the quarter. Cisco (4.95% of the Index as of June 30, 2001) stock lost 52.42% over the period, as its sales slowed and it announced significant job cuts early in 2001. Oracle (3.96% of the Index as of June 30, 2001) stock fell 34.62% over the period, as it too experienced reduced revenues. Another database firm, EMC (2.38% of the Index as of June 30, 2001), saw its stock decline by 54.99%. Finally, two equipment manufacturers, Hewlett Packard (2.07% of the Index as of June 30, 2001) and Texas Instruments (2.03% of the Index as of June 30, 2001), lost ground, with their stocks falling 8.88% and 32.59%, respectively.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

*"GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

E*TRADE TECHNOLOGY INDEX FUND
Schedule of Investments
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    -----------
COMMON STOCK (100.0% OF NET ASSETS)
----------------------------------------------
ADVERTISING                                   (0.1%)
     Doubleclick, Inc.                                  2,385          33,295*+
                                                                  -----------

COMMERCIAL SERVICES                           (0.1%)
     KPMG Consulting, Inc.                              2,872          44,085*
                                                                  -----------

COMMUNICATIONS SERVICES                       (0.5%)
     American Tower Corp., Class A                      3,287          67,942*+
     At Home Corp., Series A                            5,523          11,819*
     Avaya, Inc.                                        5,173          70,870*
     Crown Castle International Corp.                   3,897          63,911*
     L-3 Communications Holdings, Inc.                    620          47,306*
                                                                  -----------
                                                                      261,848
                                                                  -----------
COMPUTER FACILITIES MANAGEMENT                (0.4%)
     Comverse Technology, Inc.                          3,121         179,832*
                                                                  -----------

COMPUTER INTEGRATED SYSTEMS DESIGN            (1.5%)
     Bea Systems, Inc.                                  7,153         219,669*
     Broadvision, Inc.                                  4,986          24,930*
     Brocade Communications Systems, Inc.               4,123         181,371*+
     Computer Sciences Corp.                            3,073         106,326*
     Inktomi Corp.                                      2,269          21,760*+
     Jack Henry & Associates, Inc.                      1,613          50,003
     Network Appliance, Inc.                            5,934          81,296*
     Redback Networks, Inc.                             2,818          25,137*
     Tibco Software, Inc.                               3,584          45,768*
                                                                  -----------
                                                                      756,260
                                                                  -----------
COMPUTER PERIPHERAL EQUIPMENT                 (6.5%)
     Adaptec, Inc.                                      1,775          17,643*
     Cisco Systems, Inc.                              133,318       2,426,388*
     Emulex Corp.                                       1,489          60,156*
     Juniper Networks, Inc.                             5,850         181,935*
     Lexmark International, Inc.                        2,357         158,508*
     Palm, Inc.                                        10,337          62,746*
     Qlogic Corp.                                       1,679         108,212*
     Research in Motion Ltd.                            1,363          43,957*+
     Symbol Technologies, Inc.                          4,129          91,664
     3-Com Corp.                                        6,052          28,747*
                                                                  -----------
                                                                    3,179,956
                                                                  -----------
COMPUTER PROGRAMMING SERVICES                 (0.5%)
     Amdocs Ltd.                                        4,037         217,392*
     Informatica Corp.                                  1,407          24,426*
     Portal Software, Inc.                              3,259          13,460*
                                                                  -----------
                                                                      255,278
                                                                  -----------
COMPUTER RELATED SERVICES                     (2.0%)
     CMGI, Inc.                                         6,288          18,864*+
     Electronic Data Systems Corp.                      8,517         532,312
     Homestore.com, Inc.                                1,959          68,487*+

     Internet Security Systems, Inc.                      786          38,168*+
     Paychex, Inc.                                      6,782         271,280
     Red Hat, Inc.                                      3,071          12,284*
     RSA Security, Inc.                                 1,039          32,157*
                                                                  -----------
                                                                      973,552
                                                                  -----------
COMPUTER STORAGE DEVICES                      (2.6%)
     EMC Corp.                                         40,198       1,167,752*
     Quantum Corp.                                      2,755          27,798*
     Sandisk Corp.                                      1,239          34,556*
     StorageNetworks, Inc.                              1,798          30,548*+
                                                                  -----------
                                                                    1,260,654
                                                                  -----------
COMPUTERS                                     (0.2%)
     Ceridian Corp.                                     2,655          50,896*
     Maxtor Corp.                                       4,345          22,811*
     Storage Technology Corp.                           1,895          26,075*
                                                                  -----------
                                                                       99,782
                                                                  -----------
COMPUTERS, PERIPHERAL & SOFTWARE              (0.9%)
     Autodesk, Inc.                                       980          36,554
     CDW Computer Centers, Inc.                         1,601          63,576*+
     Creative Technology Ltd.                           1,733          14,661
     Handspring, Inc.                                   2,402          18,495*
     Manugistics Group, Inc.                            1,225          30,747*+
     McDATA Corp., Class A                              1,476          25,904*
     National Instruments Corp.                           912          29,594*
     NetIQ Corp.                                          963          30,132*
     Nvidia Corp.                                       1,276         118,349*+
     Sybase, Inc.                                       1,859          30,581*
     webMethods, Inc.                                     881          18,660*+
     Wind River Systems                                 1,419          24,776*
                                                                  -----------
                                                                      442,029
                                                                  -----------
DATA PROCESSING & PREPARATION                 (3.7%)
     Acxiom Corp.                                       1,626          21,284*
     Affiliated Computer Services, Inc.                   856          61,555*
     Akamai Technologies, Inc.                          1,913          17,552*+
     Automatic Data Processing, Inc.                   11,366         564,890
     Bisys Group, Inc.                                  1,059          62,481*
     DST Systems, Inc.                                  2,237         117,890*
     First Data Corp.                                   7,145         459,066
     Fiserv, Inc.                                       2,268         145,107*
     Infospace.com, Inc.                                5,922          22,740*
     Sungard Data Systems, Inc.                         4,897         146,959*
     Verisign, Inc.                                     3,662         219,757*+
                                                                  -----------
                                                                    1,839,281
                                                                  -----------
DEPOSIT BANKING                               (0.5%)
     Concord EFS, Inc.                                  4,420         229,884*
     Nova Corp.                                         1,196          37,614*+
                                                                  -----------
                                                                      267,498
                                                                  -----------
ELECTRONIC COMPONENTS                         (1.6%)
     American Power Conversion Corp.                    3,555          55,991*
     AVX Corp.                                          3,183          66,843
     Celestica, Inc.                                    3,191         164,336*+
     Flextronics International Ltd.                     8,107         211,674*
     Sanmina Corp.                                      5,830         136,480*
     Sawtek, Inc.                                         767          18,048*
     SCI Systems, Inc.                                  2,680          68,340*
     Vishay Intertechnology, Inc.                       2,231          51,313*
                                                                  -----------
                                                                      773,025
                                                                  -----------
ELECTRONIC COMPUTERS                         (15.7%)

     Apple Computer, Inc.                               6,366         148,009*
     Compaq Computer Corp.                             30,768         476,596
     Dell Computer Corp.                               47,378       1,238,935*
     Gateway, Inc.                                      5,887          96,841*
     Hewlett-Packard Co.                               35,389       1,012,125
     International Business Machines Corp.             32,011       3,617,243
     Rational Software Corp.                            3,705         103,925*
     Sun Microsystems, Inc.                            59,324         932,573*
     Unisys Corp.                                       5,772          84,906*
                                                                  -----------
                                                                    7,711,153
                                                                  -----------
ELECTRONIC PARTS & EQUIPMENT                  (0.4%)
     Arrow Electronics, Inc.                            1,799          43,698*
     Avnet, Inc.                                        1,685          37,778
     Checkfree Holdings Corp.                           1,582          55,481*+
     C-Mac Industries                                   1,573          41,449*
     Power-One, Inc.                                    1,409          23,446*+
                                                                  -----------
                                                                      201,852
                                                                  -----------
ELECTRONICS                                   (0.7%)
     Agilent Technologies, Inc.                         8,331         270,757*
     Amphenol Corp. - Class A                             760          30,438*
     KEMET Corporation                                  1,597          31,637*
     Mentor Graphics Corp.                              1,165          20,387*
                                                                  -----------
                                                                      353,219
                                                                  -----------
HEALTH & PERSONAL CARE                        (0.3%)
     Newport Corp.                                        662          17,543*+
     Sapient Corp.                                      2,176          21,216*+
     Tektronix, Inc.                                    1,715          46,562*
     WebMD Corp.                                        6,548          45,836*
                                                                  -----------
                                                                      131,157
                                                                  -----------
INFORMATION RETRIEVAL SERVICES                (10.1%)
     Agile Software Corp.                                 844          14,348*
     Amazon.com, Inc.                                   6,547          92,640*+
     AOL Time Warner, Inc.                             77,586       4,112,058*
     Commerce One, Inc.                                 3,597          21,006*
     Earthlink, Inc.                                    2,384          33,614*
     Ebay, Inc.                                         4,912         336,423*
     Sabre Holdings Corp.                               2,412         120,600*
     Yahoo!, Inc.                                      10,339         206,677*+
                                                                  -----------
                                                                    4,937,366
                                                                  -----------
MEASURING & CONTROLLING DEVICES               (0.4%)
     Kla-Tencor Corp.                                   3,379         197,570*
                                                                  -----------

MOTION PICTURE & VIDEO PRODUCTION             (0.2%)
     C/Net Networks, Inc.                               2,438          31,694*
     Macrovision Corp.                                    913          62,540*
                                                                  -----------
                                                                       94,234
                                                                  -----------
MULTIMEDIA NETWORKING                         (0.1%)
     Polycom, Inc.                                      1,512          34,912*
                                                                  -----------

NETWORK EQUIPMENT                             (1.7%)
     Avanex Corp.                                       1,168          11,330*
     Cabletron Systems, Inc.                            3,441          78,627*
     Extreme Networks, Inc.                             2,065          60,917*+
     Finisar Corp.                                      3,210          59,963*
     Foundry Networks, Inc.                             2,175          43,456*+
     Lucent Technologies, Inc.                         61,949         384,084
     MRV Communications, Inc.                           1,389          12,987*
     Oni Systems Corp.                                  2,487          69,387*+

     Sonus Networks, Inc.                               3,694          86,292*+
     Sycamore Networks, Inc.                            4,982          46,432*
                                                                  -----------
                                                                      853,475
                                                                  -----------
PREPACKAGED SOFTWARE                         (20.5%)
     Adobe Systems, Inc.                                4,359         204,873
     Ariba, Inc.                                        4,665          25,657*+
     BMC Software, Inc.                                 4,444         100,168*
     Cadence Design System, Inc.                        4,533          84,450*
     Check Point Software Technologies Ltd.             4,155         210,118*
     Citrix Systems, Inc.                               3,367         117,508*+
     Cognos, Inc.                                       1,565          26,308*
     Computer Associates International, Inc.           10,480         377,280
     Compuware Corp.                                    6,704          93,789*
     CSG Systems, Inc.                                    964          54,717*
     E.Piphany, Inc.                                    1,256          12,761*
     Electronic Arts                                    2,426         140,465*+
     Interwoven, Inc.                                   1,875          31,687*
     Intuit, Inc.                                       3,805         152,162*
     I2 Technologies, Inc.                              7,497         148,441*+
     J.D. Edwards & Co.                                 2,022          28,591*
     Macromedia, Inc.                                   1,072          19,296*
     Mercury Interactive Corp.                          1,506          90,209*
     Micromuse, Inc.                                    1,331          37,255*
     Microsoft Corp.                                   61,149       4,463,877*+
     Networks Associates, Inc.                          2,491          31,013*
     Novell, Inc.                                       5,731          32,609*
     Openwave Systems, Inc.                             3,081         106,911*
     Oracle Systems Corp.                             102,253       1,942,807*
     Parametric Technology Corp.                        4,801          67,166*
     Peoplesoft, Inc.                                   5,362         263,971*+
     Peregrine Systems, Inc.                            2,709          78,561*+
     Quest Software, Inc.                               1,588          59,947*+
     Realnetworks, Inc.                                 2,931          34,439*
     Siebel Systems, Inc.                               8,241         386,503*
     Symantec Corp.                                     1,379          60,249*
     Synopsys, Inc.                                     1,113          53,858*
     Veritas Software Corp.                             7,233         481,212*
     Vignette Corp.                                     4,472          39,667*
                                                                  -----------
                                                                   10,058,525
                                                                  -----------
PRESSED & BLOWN GLASS                         (0.6%)
     Corning, Inc.                                     16,964         283,468
                                                                  -----------

PRINTED CIRCUIT BOARDS                        (0.7%)
     Jabil Circuit, Inc.                                3,486         107,578*
     Solectron Corp.                                   11,907         217,898*
                                                                  -----------
                                                                      325,476
                                                                  -----------
PROCESS CONTROL INSTRUMENTS                   (0.3%)
     Perkinelmer, Inc.                                  1,839          50,628
     Teradyne, Inc.                                     3,180         105,258*
                                                                  -----------
                                                                      155,886
                                                                  -----------
RADIO & TV COMMUNICATIONS EQUIPMENT           (3.4%)
     Andrew Corp.                                       1,497          27,620*
     Corvis Corp.                                       6,544          28,728*+
     Motorola, Inc.                                    39,986         662,168
     Qualcomm, Inc.                                    13,793         806,615*
     Scientific Atlanta, Inc.                           2,970         120,582*+
                                                                  -----------
                                                                    1,645,713
                                                                  -----------
SECURITY BROKERS & DEALERS                    (0.1%)

     E*TRADE Group, Inc.                                5,820          37,539*+
                                                                  -----------

SEMICONDUCTORS                                (0.4%)
     Agere Systems, Inc.                               13,251          99,383*
     Axcelis Technologies, Inc.                         1,770          26,196*
     Intersil Corp. - Class A                           1,245          45,318*
     Semtech Corp.                                      1,261          37,830*
                                                                  -----------
                                                                      208,727
                                                                  -----------
SEMICONDUCTORS & RELATED DEVICES             (18.0%)
     Advanced Micro Devices, Inc.                       6,226         179,807*
     Altera Corp.                                       7,042         204,218*
     Amkor Technologies, Inc.                           2,780          61,438*+
     Analog Devices, Inc.                               6,538         282,769*
     Applied Micro Circuits Corp.                       5,477          94,204*
     Atmel Corp.                                        8,456         114,071*
     Broadcom Corp., Class A                            3,301         141,151*
     Cirrus Logic, Inc.                                 1,408          32,426*
     Conexant Systems, Inc.                             4,503          40,302*
     Cree, Inc.                                         1,325          34,642*+
     Cypress Semiconductor Corp.                        2,290          54,617*
     Fairchild Semicon International, Class A           1,813          41,699*
     Globespan, Inc.                                    1,356          19,798*
     Integrated Device Technology, Inc.                 1,947          61,700*
     Intel Corp.                                      122,497       3,583,037
     International Rectifier Corp.                      1,141          38,908*
     JDS Uniphase Corp.                                23,922         299,025*
     Lattice Semiconductor Corp.                        1,973          48,141*
     Linear Technology Corp.                            5,797         256,343
     LSI Logic Corp.                                    6,536         122,877*+
     Marvell Technology Group Ltd.                      2,103          56,571*+
     Maxim Intergrated Products, Inc.                   5,964         263,668*
     Micrel, Inc.                                       1,664          54,912*
     Microchip Technology, Inc.                         2,391          79,931*
     Micron Technology, Inc.                           10,874         446,921*
     National Semiconductor Corp.                       3,161          92,048*
     PMC-Sierra, Inc.                                   2,990          92,899*
     Rambus, Inc.                                       1,817          22,367*
     RF Micro Devices, Inc.                             2,973          80,182*+
     STMicroelectronics N.V                            16,148         549,032*+
     Texas Instruments, Inc.                           31,622         996,093
     Transmeta Corp.                                    2,391          13,342*+
     Transwitch Corp.                                   1,550          16,663*
     Triquint Semiconductor, Inc.                       1,466          32,985*
     Vitesse Semiconductor, Inc.                        3,342          70,316*+
     Xilinx, Inc.                                       5,996         247,275*
                                                                  -----------
                                                                    8,826,378
                                                                  -----------
SOFTWARE                                      (0.4%)
     Advent Software, Inc.                                563          35,751*
     Cerner Corp.                                         635          26,670*+
     Informix Corp.                                     5,255          30,689*
     Pixar, Inc.                                          871          35,537*
     Retek, Inc.                                          887          42,523*
     Reynolds & Reynolds Company - Class A              1,318          28,930
                                                                  -----------
                                                                      200,100
                                                                  -----------
SPECIAL INDUSTRY MACHINERY                    (2.3%)
     Applied Materials, Inc.                           14,754         724,421*
     ASM Lithography Holding                            8,501         189,147*
     LAM Research Corp.                                 2,257          66,920*+

     Novellus System, Inc.                              2,598         147,540*
                                                                  -----------
                                                                    1,128,028
                                                                  -----------
TELECOMMUNICATIONS                            (0.1%)
     West Corp.                                         1,179          25,950*
                                                                  -----------

TELECOMMUNICATIONS EQUIPMENT                  (0.3%)
     Digital Lightwave, Inc.                              561          20,734*
     Harris Corp.                                       1,200          32,652
     Tekelec                                            1,081          29,295*
     UTStarcom, Inc.                                    1,760          41,008*
                                                                  -----------
                                                                      123,689
                                                                  -----------
TELEPHONE & TELEGRAPH APPARATUS               (2.1%)
     ADC Telecommunications, Inc.                      14,381          94,915*+
     Advanced Fibre Communication                       1,479          31,059*
     Ciena Corp.                                        5,952         226,176*+
     Nortel Networks Corp. ADR                         58,108         528,202
     Powerwave Technologies, Inc.                       1,145          16,603*
     Tellabs, Inc.                                      7,414         142,942*
                                                                  -----------
                                                                    1,039,897
                                                                  -----------
TELEPHONE COMMUNICATIONS                      (0.0%)
     Exodus Communications, Inc.                       10,098          20,802*
                                                                  -----------

TRAVEL SEVICES                                (0.1%)
              Expedia, Inc. - Class A                     887          41,334*+
                                                                  -----------
     TOTAL COMMON STOCK (Cost: ($86,825,673)                       49,002,825
                                                                  -----------

                                                   FACE AMOUNT       VALUE
                                                   -----------    -----------
SHORT-TERM INVESTMENTS (12.6%)
------------------------------------------
     Dreyfus Money Market Fund                      1,685,903       1,685,903++
         Fleet National Bank Bank Note
           4.21%, 10/31/01                          1,126,886       1,126,886++
         Merrimac Money Market Fund                 1,685,903       1,685,903++
         Toronto Dominion Eurodollar
           4.06%, 07/02/01                          1,685,903       1,685,903++
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS (Cost:  $6,184,595)                    6,184,595
                                                                  -----------


TOTAL INVESTMENTS (Cost: $93,010,268)       (112.6%)               55,187,420
LIABILITIES IN EXCESS OF OTHER ASSETS       (-12.6%)               (6,162,205)
                                                                  -----------
NET ASSETS                                  (100.0%)              $49,025,215
                                                                  ===========


*    Non-income producing security.
+    Denotes all or part of security on loan. See Note 3.
++ Represents investment of collateral received from securities lending transactions. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


ASSETS

Investments at-value (cost:  $93,010,268) (Note 1)    +           $ 55,187,420
Dividends receivable                                                     8,869
Interest receivable                                                      2,800
Receivable for investment securities sold                               59,535
                                                                  ------------
       TOTAL ASSETS                                                 55,258,624
                                                                  ------------
LIABILITIES
Accrued administration fee (Note 2)                                     22,449
Collateral for securities loaned (Note 3)                            6,184,595
Disbursements in excess of cash                                         17,011
Accrued advisory fee (Note 2)                                            9,354
                                                                  ------------
       TOTAL LIABILITIES                                             6,233,409
                                                                  ------------
TOTAL NET ASSETS                                                  $ 49,025,215
                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital                                                     91,606,896
Distributions in excess of net investment income                      (720,795)
Net realized loss on investments                                    (4,038,038)
Net unrealized depreciation of investments                         (37,822,848)
                                                                  ============
TOTAL NET ASSETS                                                  $ 49,025,215
                                                                  ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            7,222,817
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $       6.79
                                                                  ============


+    Includes securities on loan with market value of $5,959,343. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

NET INVESTMENT INCOME:
       Dividends (Net of foreign withholding tax of $155)                       $    39,427
       Interest                                                    *                  7,520
                                                                                ------------
                TOTAL INVESTMENT INCOME                                              46,947
                                                                                ------------
EXPENSES (NOTE 2):
       Advisory fee                                                                  63,581
       Administration fee                                                           152,595
                                                                                ------------
       TOTAL EXPENSES                                                               216,176
                                                                                ------------
NET INVESTMENT LOSS                                                                (169,229)
                                                                                ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
       Net realized loss on sale of investments                                  (4,420,505)
       Net change in unrealized appreciation/(depreciation) of investments       (5,287,333)
                                                                                ------------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (9,707,838)
                                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $(9,877,067)
                                                                                ============

--------------------------------------------------------------------------------------------


*    Interest income includes securities lending income of:                     $     2,463

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            For the Six Months Ended
                                                                                 June 30, 2001        For the Year Ended
                                                                                  (Unaudited)         December 31, 2000
                                                                            ------------------------  ------------------

(DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                                $  (169,229)         $   (551,566)
Net realized (loss)/gain on sale of investments                                     (4,420,505)            4,937,359
Net change in unrealized appreciation/(depreciation) of investments                 (5,287,333)          (42,002,914)
                                                                                   ------------         -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                (9,877,067)          (37,617,121)
                                                                                   ------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on sale of investments                                 --            (4,203,539)
                                                                                   ------------         -------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                    12,019,782            89,686,027
Value of shares issued in reinvestment of dividends and distributions                       --             5,709,381
Cost of shares redeemed                                                             (8,656,975)          (43,296,831)
                                                                                   ------------         -------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK               3,362,807            52,098,577
                                                                                   ------------         -------------
REDEMPTION FEES                                                                         25,564               265,157
                                                                                   ------------         -------------
NET (DECREASE)/INCREASE IN NET ASSETS                                               (6,488,696)           10,543,074
NET ASSETS:
Beginning of period                                                                 55,513,911            44,970,837
                                                                                   ------------         -------------
END OF PERIOD                                                                      $49,025,215          $ 55,513,911
                                                                                   ============         =============
SHARE TRANSACTIONS:
Number of shares sold                                                                1,636,562             6,281,052
Number of shares reinvested                                                                 --               565,611
Number of shares redeemed                                                           (1,172,964)           (3,252,682)
                                                                                   ------------         -------------
NET INCREASE IN SHARES OUTSTANDING                                                     463,598             3,593,981
                                                                                   ============         =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                       Period from
                                                                   Six                               August 13, 1999
                                                               Months Ended                           (commencement
                                                              June 30, 2001        Year Ended      of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                         (Unaudited)      December 31, 2000   December 31, 1999
                                                             -----------------  -----------------  --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $   8.21          $  14.21             $  10.00
                                                                 --------          --------             --------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                            (0.02)            (0.08)               (0.01)
     Net realized and unrealized (loss) gain on investments         (1.40)            (5.32)                4.75
                                                                 --------          --------             --------
     TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                 (1.42)            (5.40)                4.74
                                                                 --------          --------             --------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized gains                             --             (0.65)               (0.58)
                                                                 --------          --------             --------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                              --  5            0.05                 0.05
                                                                 --------          --------             --------
NET ASSET VALUE, END OF PERIOD                                   $   6.79          $   8.21             $  14.21
                                                                 ========          ========             ========

TOTAL RETURN                                                       (17.30)%3         (38.02)%            47.71 % 1
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                    $ 49,025          $ 55,514             $ 44,971
     Ratio of expenses to average net assets                       0.85 % 2          0.85 % 4             0.85 % 2,4
     Ratio of net investment loss to average net assets             (0.66)%2          (0.70)%              (0.49)%2
     Portfolio turnover rate                                      15.83 % 3         27.82 %              35.77 % 1

------------
1 For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
2    Annualized.
3    Not annualized.
4 The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
5    Rounds to less than $0.01.

    The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001, the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements pertain to the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc., the Investment Advisor, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

REDEMPTION FEES

Shares redeemed after September 30, 2000 and held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. Prior to October 1, 2000, the fee was charged on redemptions transacted within six months from the date of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a California Corporation indirectly owned by Barclays Bank PLC. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for its services as administrator of the Fund.

PFPC Inc. ("PFPC") serves as the Fund's transfer agent and dividend disbursing agent. Prior to March 1, 2001, PFPC also served as the Fund's sub-administrator and custodian. Investors Bank & Trust Company serves as the sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.


3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The value of the securities on loan as of June 30, 2001 was $5,959,343 and the value of the related collateral was $6,184,595.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2001.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not enter into repurchase agreements during the period ended June 30, 2001.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $10,874,090 and $8,124,993, respectively, for the period ended June 30, 2001.

7.   UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

As of June 30, 2001, net unrealized depreciation on investments for federal income tax purposes was comprised of the following:



            UNREALIZED              UNREALIZED           NET UNREALIZED
          APPRECIATION            DEPRECIATION             DEPRECIATION
--------------------------------------------------------------------------------

            $1,044,489            $(38,867,337)            $(37,822,848)



As of June 30, 2001, the cost basis of the investments for federal income tax purposes was $93,010,268.